Regulatory Assets and Liabilities (Narrative) (Detail) $ in Millions	12 Months Ended
Dec. 31, 2018 USD ($)
Public Utilities General Disclosures [Line Items]
Regulatory assets not expect to earn return	$ 396
Period for which expenditures are expected to be recovered	2 years
Virginia Electric and Power Company
Public Utilities General Disclosures [Line Items]
Regulatory assets not expect to earn return	$ 300
Dominion Energy Gas Holdings, LLC
Public Utilities General Disclosures [Line Items]
Regulatory assets not expect to earn return	$ 41